UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010
                                               ------------------------------

Check here if Amendment; [ ]   Amendment Number:
      This Amendment (Check only one.): [ ]   is a restatement.
                                        [ ]   adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       Citizens & Northern Corporation
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Address:    90 - 92 Main Street
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            Wellsboro, PA  16901
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Form 13F File Number:   28-
                             ---------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Mark A. Hughes
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Title:      Treasurer and Chief Financial Officer
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Phone:      570-724-3411
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Signature, Place, and Date of Signing:

                                    Wellsboro, PA                2/11/11
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              [Signature]                  [City, State]             [Date]

Report type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          1
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Form 13F Information Table Entry Total:     82
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Form 13F Information Table Value Total:     $ 113,572
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                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.     Form 13F File Number     Name
  1     28-                      Citizens & Northern Bank
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

                                                              VALUE     SHRS OR  SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                   TITLE OF CLASS  CUSIP      (x$1,000)   PRN AMT  PRN CALL DISCRETION MANAGER    SOLE    SHARED  NONE
Abbott Labs                      COM             002824100  $  1,537   32081.000 SH         DEFINED     1     32081.000
Accenture PLC                    SHS CLASS A     G1151C101  $  1,806   37247.000 SH         DEFINED     1     37247.000
Apache Corp                      COM             037411105  $  1,720   14430.000 SH         DEFINED     1     14430.000
Apple Computer Inc               COM             037833100  $    224     694.000 SH         DEFINED     1       694.000
AT&T Inc                         COM             00206R102  $    279    9501.000 SH         DEFINED     1      9501.000
Automatic Data Processing        COM             053015103  $  1,637   35366.000 SH         DEFINED     1     35366.000
Baker Hughes Inc                 COM             057224107  $  1,840   32184.000 SH         DEFINED     1     32184.000
Bard C R Inc                     COM             067383109  $  1,514   16498.000 SH         DEFINED     1     16498.000
Baxter Intl Inc                  COM             071813109  $  1,083   21402.000 SH         DEFINED     1     21402.000
Blackrock Muniyield PA Insd Fd   COM             09255G107  $    255   18951.000 SH         DEFINED     1     18951.000
Blackrock, Inc.                  COM             09247X101  $  1,518    7967.000 SH         DEFINED     1      7967.000
CBT FINANCIAL CORP COM           COM             12495U100  $    245   11258.000 SH         SOLE              11258.000
CCFNB BANCORP                    COM             124880105  $  1,348   48132.000 SH         SOLE              48132.000
CH Robinson Worldwide            COM NEW         12541W209  $  1,749   21813.000 SH         DEFINED     1     21813.000
Charles Schwab Corp              COM             808513105  $  1,442   84296.000 SH         DEFINED     1     84296.000
Chevron Corp                     COM             166764100  $  2,194   24046.000 SH         DEFINED     1     24046.000
Citizens & Northern Corp         COM             172922106  $  4,618  310760.177 SH         DEFINED     1    310760.177
CITIZENS FINANCIAL SVCS          COM             174615104  $    239    6586.000 SH         SOLE               6586.000
CME Group Inc                    COM             12572Q105  $  1,559    4845.000 SH         DEFINED     1      4845.000
Cognizant Technology Solutions   CL A            192446102  $    213    2903.000 SH         DEFINED     1      2903.000
Colgate Palmolive Co             COM             194162103  $  1,512   18811.000 SH         DEFINED     1     18811.000
Corning Inc                      COM             219350105  $    504   26083.000 SH         DEFINED     1     26083.000
Danaher Corp                     COM             235851102  $  1,803   38231.000 SH         DEFINED     1     38231.000
Darden Restaurants Inc           COM             237194105  $  1,212   26091.000 SH         DEFINED     1     26091.000
DIMECO INC                       COM             25432W104  $    364   10100.000 SH         DEFINED     1     10100.000
Disney Walt Co                   COM DISNEY      254687106  $    240    6402.000 SH         DEFINED     1      6402.000
Eaton Vance                      COM NON VTG     278265103  $  1,311   43363.000 SH         DEFINED     1     43363.000
Ecolab Inc.                      COM             278865100  $  1,421   28184.000 SH         DEFINED     1     28184.000
Expeditors Intl Wash Inc         COM             302130109  $  1,861   34085.000 SH         DEFINED     1     34085.000
Exxon Mobil Corp                 COM             30231G102  $  2,027   27726.000 SH         DEFINED     1     27726.000
Fifth Third Bancorp              COM             316773100  $    426   29022.000 SH         DEFINED     1     29022.000
FNB Corporation                  COM             302520101  $  1,294  131754.000 SH         DEFINED     1    131754.000
FRANKLIN FINANCIAL               COM             353525108  $    337   18491.000 SH         SOLE              18491.000
Franklin Resources Inc           COM             354613101  $  1,402   12611.000 SH         DEFINED     1     12611.000
General Dynamics Corp            COM             369550108  $  1,456   20520.000 SH         DEFINED     1     20520.000
General Elec Co                  COM             369604103  $    587   32085.000 SH         DEFINED     1     32085.000
International Business Machines  COM             459200101  $  1,783   12149.000 SH         DEFINED     1     12149.000
Intuit                           COM             461202103  $    206    4174.000 SH         DEFINED     1      4174.000
iShares S&P 500 Index Fd         S&P 500 INDEX   464287200  $    776    6149.000 SH         DEFINED     1      6149.000
iShares S&P MidCap 400 Index Fd  S&P MIDCAP 400  464287507  $ 17,036  187844.000 SH         DEFINED     1    187844.000
Jacobs Engr Group Inc            COM             469814107  $    207    4510.000 SH         DEFINED     1      4510.000
Johnson & Johnson                COM             478160104  $  1,430   23119.000 SH         DEFINED     1     23119.000
Linear Tech Corp                 COM             535678106  $  1,776   51350.000 SH         DEFINED     1     51350.000
M & T Bank Corp                  COM             55261F104  $    533    6121.000 SH         DEFINED     1      6121.000
McDonalds Corp                   COM             580135101  $  1,064   13867.000 SH         DEFINED     1     13867.000
Medtronic Inc                    COM             585055106  $  1,124   30299.000 SH         DEFINED     1     30299.000
Microchip Technology Inc         COM             595017104  $  1,465   42830.000 SH         DEFINED     1     42830.000
Microsoft Corp                   COM             594918104  $  1,915   68623.000 SH         DEFINED     1     68623.000
MUNCY BANK FINANCIAL             COM             62600N103  $    789   19736.000 SH         DEFINED     1     19736.000
National Fuel Gas Co N J         COM             636180101  $    402    6127.000 SH         DEFINED     1      6127.000
National Oilwell Varco, Inc      COM             637071101  $    227    3375.000 SH         DEFINED     1      3375.000
National Semiconductor Corp      COM             637640103  $  1,332   96811.000 SH         DEFINED     1     96811.000
Nike, Inc. Class B               CL B            654106103  $  1,452   16996.000 SH         DEFINED     1     16996.000
Noble Corporation New            NAMEN -AKT      H5833N103  $  1,468   41045.000 SH         DEFINED     1     41045.000
Oracle Corp                      COM             68389X105  $  1,825   58302.000 SH         DEFINED     1     58302.000
PENSECO FINANCIAL SERVS          COM             709570105  $    611   17208.000 SH         SOLE              17208.000
Pepsico Inc                      COM             713448108  $  1,627   24904.000 SH         DEFINED     1     24904.000
Pfizer Inc                       COM             717081103  $    219   12524.000 SH         DEFINED     1     12524.000
PG&E Corp                        COM             69331C108  $  1,229   25692.000 SH         DEFINED     1     25692.000
Praxair Inc                      COM             74005P104  $  1,417   14844.000 SH         DEFINED     1     14844.000
Procter & Gamble Co              COM             742718109  $  1,848   28733.000 SH         DEFINED     1     28733.000
Qualcomm Inc                     COM             747525103  $  1,489   30088.000 SH         DEFINED     1     30088.000
Robert Half Int'l Inc            COM             770323103  $    208    6793.000 SH         DEFINED     1      6793.000
Schlumberger Ltd                 COM             806857108  $  1,686   20191.000 SH         DEFINED     1     20191.000
SEI Investment Company           COM             784117103  $  1,634   68692.000 SH         DEFINED     1     68692.000
Staples Inc                      COM             855030102  $  1,155   50728.000 SH         DEFINED     1     50728.000
SUSQUEHANNA BANCSHARES           COM             869099101  $     97   10000.000 SH         SOLE              10000.000
SYSCO Corp                       COM             871829107  $  1,442   49052.000 SH         DEFINED     1     49052.000
T. Rowe Price Group, Inc.        COM             74144T108  $  1,729   26790.000 SH         DEFINED     1     26790.000
Target Corp                      COM             87612E106  $  1,544   25685.000 SH         DEFINED     1     25685.000
Teva Pharmaceutical Inds Ltd Adr ADR             881624209  $  1,147   22004.000 SH         DEFINED     1     22004.000
Texas Instruments Inc            COM             882508104  $  1,551   47727.000 SH         DEFINED     1     47727.000
Tjx Companies (New)              COM             872540109  $  1,270   28610.000 SH         DEFINED     1     28610.000
United Parcel Service Inc.
   Class B                       CL B            911312106  $  1,726   23781.000 SH         DEFINED     1     23781.000
Vanguard Emerging Markets ETF    EMR MKT ETF     922042858  $    704   14630.000 SH         DEFINED     1     14630.000
Verizon Communications           COM             92343V104  $  1,109   30991.000 SH         DEFINED     1     30991.000
W W Grainger Inc                 COM             384802104  $  1,548   11209.000 SH         DEFINED     1     11209.000
Walgreen Co                      COM             931422109  $  1,706   43792.000 SH         DEFINED     1     43792.000
Wal-Mart Stores Inc              COM             931142103  $  1,445   26791.000 SH         DEFINED     1     26791.000
Wells Fargo & Co New             COM             949746101  $  1,539   49663.000 SH         DEFINED     1     49663.000
WVS FINANCIAL CORP               COM             929358109  $     99   10859.000 SH         DEFINED     1     10859.000
YUM Brands Inc                   COM             988498101  $    202    4121.000 SH         DEFINED     1      4121.000
                                                            $113,572 2664048.177                            2664048.177